Cash, Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2014
Cash, Cash Equivalents and Short-term Investments
Schedule of cash, cash equivalents and short-term investments

	As of December 31,
	2013	2014
	(In thousands)
Cash and cash equivalents:
Cash	$472,595	$896,505
Cash equivalents:
Bank time deposits (matured within 3 months)	433,201	276,584
Money market funds	10,480	50,593
	443,681	327,177
	916,276	1,223,682
Short-term investments:
Bank time deposits	951,963	942,856
Total cash, cash equivalents and short-term investments	$1,868,239	$2,166,538